INVENTORY	12 Months Ended
Oct. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory as of October 31, 2023 and 2022 consisted of the following:

	October 31,
	2023	2022
	(in millions)
Finished goods	$570	$555
Purchased parts and fabricated assemblies	461	483
Inventory	$1,031	$1,038

Inventory-related excess and obsolescence charges of $40 million were recorded in cost of products in 2023, $24 million in 2022 and $29 million in 2021. We record excess and obsolete inventory charges for both inventory on our site as well as inventory at our contract manufacturers and suppliers where we have non-cancelable purchase commitments.